Property and Equipment (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 1,599,699	$ 2,063,564
Less accumulated depreciation and amortization	(674,528)	(1,144,095)
Property, Plant and Equipment, Net	925,171	919,469
Medical Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	801,463	1,278,681
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	150,411	86,001
Manufacturing Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	307,851	307,971
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	32,130	390,911
Technology Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 307,844	$ 0